Filed pursuant to Rule 497(e)
Registration Nos. 333-62298; 811-10401

Snow Capital Small Cap Value Fund
Snow Capital Long/Short Opportunity Fund
Each a series of Trust for Professional Managers (the “Trust”)

Supplement dated January 5, 2021, to the
Prospectus and Statement of Additional Information (“SAI”)
dated June 28, 2020

This supplement makes the following amendments to disclosures in the Snow Capital Small Cap Value Fund and Snow Capital Long/Short Opportunity Fund (the “Funds”) Prospectus and SAI dated June 28, 2020:

Effective December 2020, Anne S. Wickland, CFA, Portfolio Manager and Principal of Snow Capital Management L.P. (the “Adviser”) is removed as a portfolio manager of the Snow Capital Small Cap Value Fund. Ms. Wickland will remain a portfolio manager of the Snow Capital Long/Short Opportunity Fund. Accordingly, all references to Ms. Wickland as a portfolio manager of the Snow Capital Small Cap Value Fund in the Funds’ Prospectus and SAI are hereby removed.

Also effective December 2020, Mr. Phil Greenblatt, CFA, will become a portfolio manager of the Snow Capital Small Cap Value Fund. The following disclosures are hereby revised to reflect the addition of Mr. Greenblatt as a portfolio manager:

Prospectus

The disclosure under the Summary Section - Snow Capital Small Cap Value Fund titled “Portfolio Managers” on page 4 is amended to read as follows:

Portfolio Managers. Joshua R. Schachter, CFA, Portfolio Manager and Principal of the Adviser, has served as a portfolio manager of the Fund since the Fund commenced operations in November 2010. Phil Greenblatt, CFA, has served as a portfolio manager of the Fund since December 2020.

The disclosure under the section titled “Management of the Funds - Portfolio Managers” on page 19 is amended to read as follows:

Each Fund is managed by a team of portfolio managers (each, a “Portfolio Manager”), each of whom shares equal responsibility in managing the applicable Fund and making decisions regarding the Fund’s investments.

Richard A. Snow is a Portfolio Manager for the Long/Short Opportunity Fund and is jointly responsible for the day-to-day management of the Long/Short Opportunity Fund’s investment portfolio. Mr. Snow is the Chief Investment Officer of the Adviser. Mr. Snow founded R.A.S. in 1980, where he served as principal, managing private family assets. In 2001, Mr. Snow restructured R.A.S. as Snow Capital Management L.P.

Joshua R. Schachter, CFA, is a Portfolio Manager for the Small Cap Value Fund and is jointly responsible for the day-to-day management of the Small Cap Value Fund’s investment portfolio. Mr. Schachter joined the Adviser in 2001. Prior to joining the Adviser, Mr. Schachter worked at R.A.S., AG Edwards, Inc., and GV Financial Advisors, Inc. Mr. Schachter is a graduate of Allegheny College where

Filed pursuant to Rule 497(e)
Registration Nos. 333-62298; 811-10401
he earned a B.S. degree and he received his M.B.A. in Finance from the University of Pittsburgh. He holds the Chartered Financial Analyst® designation.

Anne S. Wickland, CFA, is a Portfolio Manager for the Long/Short Opportunity Fund and is jointly responsible for the day-to-day management of the Long/Short Opportunity Fund’s investment portfolio. Ms. Wickland joined the Adviser in 2006 as a research analyst. Prior to joining the Adviser, Ms. Wickland worked as a Senior Research Associate at Prudential Equity Group from November 2001 to November 2006. She is a graduate of Davidson College where she earned a B.A. degree, and received her M.B.A. from the NYU Stern School of Business. Ms. Wickland holds the Chartered Financial Analyst® designation.

Jessica W. Bemer, CFA, is a Portfolio Manager for the Long/Short Opportunity Fund and is jointly responsible for the day-to-day management of the Long/Short Opportunity Fund’s investment portfolio. Ms. Bemer joined the Adviser in 2006 as a Senior Analyst. Prior to joining the Adviser, she worked at Jennison Associates, an institutional asset management firm based in New York, where she served as a member of the equity research team. Ms. Bemer was responsible for research coverage of the companies in the consumer discretionary and consumer staples sectors. Ms. Bemer is a graduate of Georgetown University. She holds the Chartered Financial Analyst® designation.

Philip J. Greenblatt, CFA, is a Portfolio Manager for the Small Cap Value Fund and is jointly responsible for the day-to-day management of the Small Cap Value Fund’s investment portfolio. Mr. Greenblatt joined the Adviser in 2010 in the Operations group. He worked as an Analyst and as the Firm’s Director of Operations. Mr. Greenblatt is a graduate of the University of Pittsburgh, where he earned a B.S. degree in Finance with a minor in Economics. He holds the Chartered Financial Analyst® designation.

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed and ownership of the Funds’ securities.

CFA® and Chartered Financial Analyst® are registered trademarks owned by the CFA Institute.

SAI

The disclosure under the section titled “Management of the Funds - Portfolio Managers” beginning on page 34 is amended to read as follows:

Portfolio Managers
As stated in the Prospectus, Mr. Richard A. Snow, Mr. Joshua R. Schachter, Ms. Anne S. Wickland, Ms. Jessica W. Bemer and Mr. Philip J. Greenblatt are the Portfolio Managers for one or more of the Funds (the “Portfolio Managers”).

Other Accounts Managed by the Portfolio Managers
The table below identifies, for each Portfolio Manager of each Fund, the number of accounts managed (excluding the Funds) and the total assets in such accounts, within each of the following categories: registered investment companies, other pooled investment vehicles and other accounts. Asset amounts are approximate as of February 29, 2020 (unless otherwise indicated) and have been rounded.

Filed pursuant to Rule 497(e)
Registration Nos. 333-62298; 811-10401

Category of Account	Total Number of Accounts Managed	Total Assets in Accounts Managed (in millions)	Number of Accounts for which Advisory Fee is Based on Performance	Assets in Accounts for which Advisory Fee is Based on Performance (in millions)

Richard A. Snow
Other Registered Investment Companies	0	$0	0	$0
Other Pooled Investment Vehicles	2	$108.6	2	$108.6
Other Accounts	653	$554.4	0	$0

Joshua R. Schachter
Other Registered Investment Companies	0	$0	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	614	$787.9	0	$0

Anne S. Wickland
Other Registered Investment Companies	0	$0	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	152	$553.5	0	$0

Jessica W. Bemer
Other Registered Investment Companies	0	$0	0	$0
Other Pooled Investment Vehicles	1	$84.1	1	$84.1
Other Accounts	102	$27.7	0	$0

Philip J. Greenblatt*
Other Registered Investment Companies	0	$0	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	106	$691.8	0	$0

* Assets and amounts for Mr. Greenblatt are as of November 30, 2020.

Material Conflicts of Interest
The Adviser also serves as the investment adviser to various privately managed accounts, some of which may have a similar investment strategy to that of the Funds, which could create certain conflicts of interest with respect to timing and allocation of transactions. All portfolio transactions will be implemented according to the Adviser’s trade allocation policies. These policies, among other things,

Filed pursuant to Rule 497(e)
Registration Nos. 333-62298; 811-10401
ensure that trades are allocated in a manner that fulfills the Adviser’s fiduciary duty to each advisory client, and is fair and nondiscriminatory.

Portfolio Manager Compensation
Each of the Portfolio Managers receives compensation in the form of a fixed salary. The Portfolio Managers are also eligible for a bonus, which is based on the overall profitability of the Adviser. Additionally, the Portfolio Managers may receive equity dividends from their ownership in the Adviser. The Portfolio Managers are eligible to participate in the Adviser’s retirement plan under the same guidelines and criteria established for all employees of the Adviser.

Ownership of Securities in the Funds by the Portfolio Managers
As of February 29, 2020 (unless otherwise indicated), the Portfolio Managers beneficially owned shares of the Funds as follows:

Dollar Range of Equity Securities in the Funds
Name of Portfolio Manager	Small Cap Value Fund	Long/Short Opportunity Fund
Richard A. Snow	$100,001 - $500,000	Over $1,000,000
Joshua R. Schachter	Over $1,000,000	$100,001 - $500,000
Anne S. Wickland	$100,001 - $500,000	$10,001 - $50,000
Jessica W. Bemer	None	$100,001 - $500,000
Philip J. Greenblatt*	$10,001 - $50,000	$50,001 - $100,000

* Ownership information for Mr. Greenblatt is as of November 30, 2020.

Please retain this supplement with your Prospectus and SAI.

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